Columbia Variable Portfolio – Select Mid Cap Growth Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Mid Cap Growth Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 9.3%
Entertainment 8.6%
Live Nation Entertainment, Inc.(a)	22,245	3,392,585
Roblox Corp., Class A(a)	69,096	3,908,070
Roku, Inc.(a)	72,451	6,855,314
Spotify Technology SA(a)	12,117	5,875,654
Take-Two Interactive Software, Inc.(a)	66,677	13,168,707
TKO Group Holdings, Inc.	25,646	5,171,516
Total		38,371,846
Interactive Media & Services 0.7%
Reddit, Inc., Class A(a)	22,890	3,082,139
Total Communication Services		41,453,985
Consumer Discretionary 18.0%
Hotels, Restaurants & Leisure 10.5%
Cava Group, Inc.(a)	96,005	7,766,804
DoorDash, Inc., Class A(a)	39,100	5,870,865
DraftKings, Inc., Class A(a)	105,530	2,281,559
Expedia Group, Inc.	16,345	3,773,897
Hilton Worldwide Holdings, Inc.	20,491	6,230,903
Royal Caribbean Cruises Ltd.	30,753	8,462,611
Viking Holdings Ltd.(a)	95,054	6,984,568
Wynn Resorts Ltd.	53,251	5,407,639
Total		46,778,846
Household Durables 2.1%
SharkNinja, Inc.(a)	87,628	9,279,805
Specialty Retail 3.2%
Gap, Inc. (The)	296,661	7,179,196
Ross Stores, Inc.	32,142	6,962,922
Total		14,142,118
Textiles, Apparel & Luxury Goods 2.2%
Tapestry, Inc.	71,231	10,051,406
Total Consumer Discretionary		80,252,175
Consumer Staples 3.4%
Beverages 1.1%
Celsius Holdings, Inc.(a)	141,416	5,017,440
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 2.3%
Casey’s General Stores, Inc.	13,868	10,093,962
Total Consumer Staples		15,111,402
Energy 4.1%
Energy Equipment & Services 0.9%
TechnipFMC PLC	59,258	4,096,505
Oil, Gas & Consumable Fuels 3.2%
Phillips 66	24,625	4,486,183
Targa Resources Corp.	39,021	9,783,735
Total		14,269,918
Total Energy		18,366,423
Financials 1.4%
Capital Markets 0.9%
LPL Financial Holdings, Inc.	13,680	4,115,354
Financial Services 0.5%
Rocket Companies, Inc.(a)	159,470	2,272,448
Total Financials		6,387,802
Health Care 11.8%
Biotechnology 4.6%
Argenx SE, ADR(a)	10,061	7,347,045
Ascendis Pharma A/S ADR(a)	16,601	3,797,147
Insmed, Inc.(a)	32,719	5,350,211
Natera, Inc.(a)	19,864	3,972,601
Total		20,467,004
Health Care Equipment & Supplies 3.0%
DexCom, Inc.(a)	108,484	6,812,795
IDEXX Laboratories, Inc.(a)	11,551	6,490,392
Total		13,303,187
Health Care Providers & Services 3.5%
Cardinal Health, Inc.	54,337	11,481,952
Guardant Health, Inc.(a)	42,922	3,964,705
Total		15,446,657
Health Care Technology 0.7%
Veeva Systems Inc., Class A(a)	19,076	3,350,890
Total Health Care		52,567,738

Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Mid Cap Growth Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 30.3%
Aerospace & Defense 15.3%
ATI, Inc.(a)	30,726	4,469,404
Axon Enterprise, Inc.(a)	12,623	5,360,862
BWX Technologies, Inc.	20,848	4,263,207
Carpenter Technology Corp.	23,528	9,273,561
FTAI Aviation Ltd.	21,821	5,346,145
Howmet Aerospace, Inc.	64,767	14,926,203
Karman Holdings, Inc.(a)	70,006	5,603,980
Kratos Defense & Security Solutions, Inc.(a)	24,165	1,703,874
L3Harris Technologies, Inc.	24,451	8,439,263
Rocket Lab Corp.(a)	70,038	4,497,840
Woodward, Inc.	12,218	4,373,067
Total		68,257,406
Construction & Engineering 3.5%
Comfort Systems U.S.A., Inc.	7,890	10,880,231
Quanta Services, Inc.	8,323	4,569,494
Total		15,449,725
Electrical Equipment 6.0%
Bloom Energy Corp., Class A(a)	36,915	5,001,613
Vertiv Holdings Co.	87,712	21,978,873
Total		26,980,486
Ground Transportation 1.5%
XPO, Inc.(a)	34,129	6,639,797
Machinery 2.0%
RBC Bearings, Inc.(a)	16,633	9,033,715
Trading Companies & Distributors 2.0%
Ferguson Enterprises, Inc.	15,480	3,610,865
SiteOne Landscape Supply, Inc.(a)	41,856	5,571,452
Total		9,182,317
Total Industrials		135,543,446
Information Technology 18.2%
Communications Equipment 2.5%
Lumentum Holdings, Inc.(a)	16,155	11,353,088
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 5.4%
Cloudflare, Inc.(a)	73,200	15,104,088
DigitalOcean Holdings, Inc.(a)	63,542	5,450,632
MongoDB, Inc.(a)	14,118	3,455,663
Total		24,010,383
Semiconductors & Semiconductor Equipment 4.7%
Kioxia Holdings Corp.(a)	62,400	8,149,447
Microchip Technology, Inc.	69,247	4,474,049
Monolithic Power Systems, Inc.	7,696	8,414,421
Total		21,037,917
Software 4.5%
Datadog, Inc., Class A(a)	69,434	8,196,684
Guidewire Software, Inc.(a)	15,487	2,316,236
Hut 8 Corp.(a)	202,553	9,501,761
Total		20,014,681
Technology Hardware, Storage & Peripherals 1.1%
Sandisk Corp.(a)	7,674	4,875,599
Total Information Technology		81,291,668
Materials 0.8%
Chemicals 0.8%
RPM International, Inc.	36,244	3,602,654
Total Materials		3,602,654
Utilities 2.0%
Independent Power and Renewable Electricity Producers 2.0%
Vistra Corp.	59,673	8,970,642
Total Utilities		8,970,642
Total Common Stocks (Cost $401,278,286)		443,547,935

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(b),(c)	8,208,348	8,205,064
Total Money Market Funds (Cost $8,205,144)		8,205,064
Total Investments in Securities (Cost: $409,483,430)		451,752,999
Other Assets & Liabilities, Net		(5,112,859)
Net Assets		446,640,140
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Mid Cap Growth Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	3,780,431	80,250,481	(75,825,768)	(80)	8,205,064	(1,658)	74,910	8,208,348
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2026

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1QT7017_(05/26)